Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unit Activity [Line Items]
Units issued	19,447	57,577	50,222
Units redeemed	(140,963)	(142,892)	(129,180)
VAL
Unit Activity [Line Items]
Units issued	14,469	47,751	40,782
Units redeemed	(105,566)	(119,376)	(88,675)
VLI
Unit Activity [Line Items]
Units issued	4,978	9,826	9,440
Units redeemed	(21,478)	(23,456)	(16,935)
SPVA
Unit Activity [Line Items]
Units issued	0	0	0
Units redeemed	(13,762)	0	0
SPVL
Unit Activity [Line Items]
Units issued	0	0	0
Units redeemed	(157)	(60)	(23,570)